April 14, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II
(formerly known as RiverSource Series Trust)
     Columbia Portfolio Builder Conservative Fund
     Columbia Portfolio Builder Moderate Conservative Fund
     Columbia Portfolio Builder Moderate Fund
     Columbia Portfolio Builder Moderate Aggressive Fund
     Columbia Portfolio Builder Aggressive Fund
     Columbia Income Builder Fund
Post-Effective Amendment No. 23
File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 23 (Amendment). This Amendment was filed electronically on April 7, 2011.
If you have any questions regarding this filing, please contact either Katina A. Walker (612) 671-6990 or me at (212) 850-1703.
Sincerely,

/s/	Joseph L. D’Alessandro

Joseph L. D’Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.